Note 8 - Accounting Standards Issued But Not Yet Effective	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
8.	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

IFRS
16,
Leases
(“IFRS
16”
), was issued by the IASB in
January 2016.
This guidance brings most leases onto the balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting remains largely unchanged and the distinction between operating and finance leases is retained. Furthermore, per the standard, a lessee recognizes a right-of-use asset and a lease liability. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly, and the liability accrues interest. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease. IFRS
16
supersedes IAS
17,
Leases
(“IAS
17”
), and its related interpretations, and is effective for periods beginning on or after
January 1, 2019.
The standard is required to be adopted either retrospectively or using a modified retrospective approach.

Just Energy will adopt IFRS
16
beginning
April 1, 2019,
and has elected to apply the modified retrospective approach. On initial adoption, Just Energy will use the following practical expedients permitted by the standard, where applicable:

•	Exemption for short-term leases with a remaining term of 12 months or less as at April 1, 2019 and low value leases, which will be accounted for as operating leases;
•	Using a single discount rate on a portfolio of leases with reasonably similar characteristics;
•	Excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application;
•	Using historical information in determining the lease term where contracts contain options to extend or terminate the lease;

•	Adjusting the right-of-use asset amounts for any onerous contract provisions immediately before the date of initial application; and
•
Measuring the right-of-use assets at an amount equal to the lease liability, adjusted for any prepaid or accrued lease payments relating to that lease immediately before the date of initial application.

Just Energy began its assessment of existing operating leases, which primarily consist of buildings, office equipment, and vehicles. Upon implementation, Just Energy will record the right-of-use lease assets and related lease liabilities for existing operating leases.

Adopting IFRS
16
is expected to increase Just Energy's assets and liabilities, depreciation and amortization, and finance costs, while reducing operating costs. Just Energy is in the final stages of establishing the amounts of the right-of-use asset and lease liability and overall financial statement impact of adopting IFRS
16,
which will be completed and disclosed in the
June 30, 2019
interim condensed consolidated financial statements.

IFRS Interpretations Committee (“IFRIC”)
23,
Uncertainty over Income Tax Treatments
(“IFRIC
23”
)
, provides guidance to be applied in the determination of taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS
12,
Income Taxes
(“IAS
12”
). IFRIC
23
was issued by the IASB in
June 2017
and is effective for annual periods beginning on or after
January 1, 2019.
Just Energy does
not
expect the interpretation to have a material impact on the consolidated financial statements when it implements IFRIC
23
beginning
April 1, 2019.

IFRIC Agenda Paper
11,
Physical Settlement of Contracts to Buy or Sell a Non-Financial Item (“Agenda Paper
11
),
the IFRS Interpretations Committee (“IFRIC”) reached a decision on Agenda Paper
11
during its meeting on
March 5 -
6,
2019.
The decision was in respect to a request about how an entity applies IFRS
9
to particular contracts to buy or sell a non-financial item at a fixed price.

The Company has reviewed the agenda decision and determined that a change is required in its accounting policy related to contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments. These are contracts the Company enters into which are accounted for as derivatives at fair value through profit or loss but physically settled by the underlying non-financial item. The IFRIC concluded that IFRS
9
neither permits or requires an entity to reverse the accumulated gain or loss previously recognized on the derivative and recognize a corresponding adjustment to cost of goods sold or inventory when the contract is physically settled.

In its
December 2018
meeting, the International Accounting Standards Board (IASB) confirmed its view that it expects companies to be entitled to sufficient time to implement changes in accounting policy that result from agenda decisions of the IFRIC. The Company is currently evaluating the impact of implementing the agenda decision on its financial statements, systems and processes. Given the nature of its current systems and processes and the volume of transactions affected, the Company determined it was not
possible to affect the accounting change in time for its
March 31, 2019
reporting. The Company expects to implement the change retrospectively in the first
half of its fiscal
2020
year. While the impact has
not
been quantified, the Company expects there will be material movements between cost of sales and change in fair value of derivative instruments and other in Just Energy’s consolidated statement of operations and the value of gas in storage on the statement of financial position. There is no
impact on the net income of the Company.